Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Licenses Agreements

Licenses agreements as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
International license agreement	$450,008	$450,008
Total license agreements	450,008	450,008
Less accumulated amortization	(178,865)	(156,365)
	$271,143	$293,643